Short-Term Deposits and Marketable Securities - Debt Securities in an Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Less than 12 months
Unrealized Losses	$ (12)
More than 12 months
Unrealized Losses	(1)
Total
Fair Value		$ 679
Unrealized Losses	(13)
Unrealized loss
Less than 12 months
Fair Value	429
More than 12 months
Fair Value	157
Total
Fair Value	586
Unrealized gain
Total
Fair Value	1,049
U.S. Treasury Bonds
Less than 12 months
Unrealized Losses	(12)
More than 12 months
Unrealized Losses	(1)
Total
Unrealized Losses	(13)
U.S. Treasury Bonds | Unrealized loss
Less than 12 months
Fair Value	429
More than 12 months
Fair Value	157
Total
Fair Value	$ 586